Note 15 - Equity Method Investment - Summary of Equity Method Investment (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain				$ 11,352	$ 0
Equity in net loss of affiliate		$ (220)	$ (0)	(8,629)	(0)
Progressive Care [Member]
December 31, 2022, beginning balance		$ 0	$ 5,261	5,261
Investment in Progressive Care Inc. and Subsidiaries				1,506
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain				11,352
Portion of loss from Progressive Care, Inc. and Subsidiaries				(1,604)
Depreciation expense due to cost basis difference (1)	[1]			(49)
Interest earned from convertible note receivable				21
Interest earned from amortization of premium on convertible note receivable				199
Elimination of intercompany interest earned				(7)
Change in accounting method as of July 1, 2023				(16,679)
December 31, 2023, carrying amount				0	$ 5,261
Equity in net loss of affiliate				$ (1,440)

[1]	NextPlat records depreciation expense on its estimated cost basis difference which is subject to change.